SHARE-BASED PAYMENTS - Information About Exercise Price and Remaining Useful Life of Outstanding Options (Details)	12 Months Ended
	Dec. 31, 2024 Option	Dec. 31, 2023 Option	Dec. 31, 2024 shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 Option
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding at end of Year	2,619	3,894	2,619		3,894		5,259
Weighted average of remaining useful life	5 years 15 days	5 years 2 months
Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price range				$ 1,670		$ 1,670
Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price range				$ 10,370		$ 10,900